Document and Entity Information	Mar. 29, 2016
Prospectus:
Document Type	497
Document Period End Date	Mar. 29, 2016
Registrant Name	UBS RMA MONEY FUND INC
Central Index Key	0000703876
Amendment Flag	false
Document Creation Date	Mar. 29, 2016
Document Effective Date	Mar. 29, 2016
Prospectus Date	Aug. 28, 2015
UBS RMA Money Market Portfolio | UBS RMA Money Market Portfolio
Prospectus:
Trading Symbol	RMAXX
UBS RMA U.S. Government Portfolio | UBS RMA U.S. Government Portfolio
Prospectus:
Trading Symbol	RUSXX